Note 39 - Share of profit or loss of entities accounted for using the equity method	12 Months Ended
Dec. 31, 2018
Share of profit or loss of entities accounted for using the equity method
Investments in Entities Accounted for Using the Equity Method

39. Share of profit or loss of entities accounted for using the equity method

Net income from “Investments in Entities Accounted for Using the Equity Method” resulted in a negative impact of €7 million as of December 31, 2018, compared with the positive impact of €4 and €25 million recorded as of December 31, 2017 and 2016, respectively.